Debt - Schedule of Principal payments for each debt obligation, excluding short-term borrowings (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
2020	$ 463,078
2021	359,488
2022	1,859,488
2023	1,622,093
2024	561,700
2025 and thereafter	3,254,250
Total Debt	8,120,097
U.S. Dollar Denominated
Debt Instrument [Line Items]
2020	27,311
2021	0
2022	1,500,000
2023	60,567
2024	0
2025 and thereafter	1,850,000
Total Debt	3,437,878
Euro Denominated
Debt Instrument [Line Items]
2020	435,767
2021	359,488
2022	359,488
2023	1,561,526
2024	561,700
2025 and thereafter	1,404,250
Total Debt	$ 4,682,219